INVESTMENT IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Interest in Other Entities [Abstract]
Unrecognised share of profit of joint ventures	$ 1.9	$ 1.8
Cumulative unrecognised share of losses of joint ventures	6.6	8.5
Cumulative unrecognised share of comprehensive losses of joint ventures	$ 5.4	$ 7.6